John Hancock Funds II

Lifestyle Portfolios

Supplement dated August 2, 2007

to the Class A, B and C Shares Prospectus

Dated May 1, 2007

The disclosure under the “Choosing a share class” section, in the third complete paragraph of the section is amended and restated as follows:

The retirement plan types listed below not currently invested in Class A, Class B and Class C shares of John Hancock funds are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such retirement plans (“Retirement Plans”) are: pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts, retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) accounts and other individual retirement accounts, and certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs.

August 2, 2007

LSOPS 8/07

John Hancock Funds II

Lifestyle Portfolios

Supplement dated August 2, 2007

to the Class R, R1, R2, R3, R4, R5 Shares Prospectus

Dated May 1, 2007

The disclosure under the “Who can buy Class R, R1, R2, R3, R4 and R5 shares” section, in the third bullet point of the section is amended and restated as follows:

Class R, R1, R2, R3, R4 and R5 shares are available only to retirement plans where the shares are held on the books of the Portfolios through omnibus accounts (either at the plan level or at the level of the financial service firm).

The disclosure under the “Who can buy Class R, R1, R2, R3, R4 and R5 shares” section, in the fourth bullet point of the section is amended and restated as follows:

Retirement plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R, R1, R2, R3, R4 and R5 shares.

August 2, 2007

LSRPS 8/07

John Hancock Funds II

Lifecycle Portfolios

Supplement dated August 2, 2007

to the Class A, B and C Shares Prospectus

Dated December 31, 2006

The disclosure under the “Choosing a share class” section, in the third complete paragraph of the section is amended and restated as follows:

The retirement plan types listed below not currently invested in Class A, Class B and Class C shares of John Hancock funds are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such retirement plans (“Retirement Plans”) are: pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts (except for Rollover IRA accounts for participants whose plans are invested in John Hancock funds Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares), retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) accounts and other individual retirement accounts, and certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs.

August 2, 2007

LCOPS2 8/07

John Hancock Funds II

Lifecycle Portfolios

Supplement dated August 2, 2007

to the Class R, R1, R2, R3, R4, R5 Shares Prospectus

Dated December 31, 2006

The disclosure under the “Who can buy Class R, R1, R2, R3, R4 and R5 shares” section, in the third bullet point of the section is amended and restated as follows:

Class R, R1, R2, R3, R4 and R5 shares are available only to retirement plans where the shares are held on the books of the Portfolios through omnibus accounts (either at the plan level or at the level of the financial service firm).

The disclosure under the “Who can buy Class R, R1, R2, R3, R4 and R5 shares” section, in the fifth bullet point of the section is amended and restated as follows:

Retirement plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R, R1, R2, R3, R4 and R5 shares.

August 2, 2007

LCRPS2 8/07

John Hancock Funds II

Supplement dated August 2, 2007

to the Statement of Additional Information

Dated December 31, 2006

The disclosure under the “Use of Segregated and Other Special Accounts” section, in the second paragraph of the section is amended and restated as follows:

In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid asset at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.

August 2, 2007

JHFIISAIS5 8/07

John Hancock Funds II

Lifestyle Portfolios

Supplement dated August 2, 2007

to the Statement of Additional Information

Dated May 1, 2007

The disclosure under the “Use of Segregated and Other Special Accounts” section, in the second paragraph of the section is amended and restated as follows:

In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid asset at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.

August 2, 2007

LSSAIS2 8/07